INTEREST-BEARING LOANS AND BORROWINGS - Bonds (Details) ₫ in Millions	Jun. 30, 2025 VND (₫)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 VND (₫)
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks, Non-current portion	₫ 43,440,663	$ 1,734,019,759	₫ 22,862,890
Bonds
INTEREST-BEARING LOANS AND BORROWINGS
Outstanding balance of bonds	14,398,409	574,740,899
Long-term loans from banks, Non-current portion	13,779,208	550,024,270	5,938,750
Long-term loans from banks, Current portion	619,201	24,716,629	₫ 7,605,487
Bonds due in September 2025
INTEREST-BEARING LOANS AND BORROWINGS
Outstanding balance of bonds	619,201	24,716,629
Long-term loans from banks, Current portion	₫ 619,201	$ 24,716,629
Debt interest rate (as a percent)	10.875%	10.875%
Bonds due in October 2026
INTEREST-BEARING LOANS AND BORROWINGS
Outstanding balance of bonds	₫ 1,973,250	$ 78,766,166
Debt interest rate (as a percent)	13.50%	13.50%
Bonds due in October 2029
INTEREST-BEARING LOANS AND BORROWINGS
Outstanding balance of bonds	₫ 3,957,000	$ 157,951,461
Debt interest rate (as a percent)	13.50%	13.50%
Bonds due in December 2026
INTEREST-BEARING LOANS AND BORROWINGS
Outstanding balance of bonds	₫ 494,375	$ 19,733,953
Debt interest rate (as a percent)	13.50%	13.50%
Bonds due in May 2028
INTEREST-BEARING LOANS AND BORROWINGS
Outstanding balance of bonds	₫ 4,927,083	$ 196,674,238
Debt interest rate (as a percent)	12.50%	12.50%
Bonds due in June 2028
INTEREST-BEARING LOANS AND BORROWINGS
Outstanding balance of bonds	₫ 2,427,500	$ 96,898,451
Bonds due in June 2028 | Minimum
INTEREST-BEARING LOANS AND BORROWINGS
Debt interest rate (as a percent)	12.00%	12.00%